Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalent	$ 12,626,468	$ 2,217,191	$ 591,634
Accounts receivable, net	3,602,604	2,900,281	679,061
Inventory, net	13,246,692	7,215,981	3,373,033
Prepaid media spend	450,000	450,000	249,000
Prepaid expenses and other current assets	2,186,685	2,255,539	529,230
Total current assets	32,112,449	15,038,992	5,421,958
Property and equipment, net	7,135,441	6,825,895	6,845,132
Right of use asset, net	718,784	767,382
Goodwill	8,450,000	8,450,000	8,450,000
Intangible asset, net	4,543,775	4,604,359	4,962,834
Prepaid media spend, net of current portion	1,084,548	1,084,548	498,662
Other assets		4,192	58,545
TOTAL ASSETS	54,044,997	36,775,368	26,237,131
CURRENT LIABILITIES
Accounts payable	2,763,003	3,097,516	3,839,384
Accrued expenses	1,089,245	1,634,978	1,710,384
Current portion of lease liability	152,195	168,482
Line of credit		3,500,000	3,500,000
Current portion of long-term debt	139,534	3,447,056	22,649,995
Total current liabilities	4,143,977	11,848,032	31,699,763
Long-term debt, net of current portion	83,661	119,542	3,874,235
Lease liability, net of current portion	566,589	598,900
Financing obligation - related party operating lease	7,500,000	7,500,000
Deferred tax liability, net	67,223	67,223
Deferred stock compensation liability	362,247	71,197
Warrant liability	83,061	128,375
TOTAL LIABILITIES	12,806,758	20,333,269	35,573,998
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred stock - $0.0001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in-capital	132,660,734	100,551,257	42,783,367
Accumulated deficit	(91,424,913)	(84,111,171)	(52,121,249)
TOTAL STOCKHOLDERS’ EQUITY	41,238,239	16,442,099	(9,336,867)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	54,044,997	36,775,368	26,237,131
Common Class A [Member]
STOCKHOLDERS’ EQUITY
Common stock	1,268	863
Common Class V [Member]
STOCKHOLDERS’ EQUITY
Common stock	$ 1,150	$ 1,150	$ 1,015